THE AB PORTFOLIOS (“AB Portfolios”) - AB Tax-Managed All Market Income Portfolio AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)	AB VALUE FUNDS (“Value Funds”) - AB All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated November 30, 2022 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
AB Portfolios	December 1, 2021
EMMA	July 29, 2022
Value Funds	February 28, 2022

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the following Funds.

AB Tax-Managed All Market Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser
Karen Watkin	Since 2020	Senior Vice President of the Adviser

EMMA

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Richard Cao	Since November 2022	Vice President of the Adviser
Christian DiClementi	Since 2021	Senior Vice President of the Adviser
Henry S. Mallari-D’Auria	Since 2011	Senior Vice President of the Adviser

AB All Market Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since 2014	Senior Vice President of the Adviser
Karen Watkin	Since 2021	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the [Funds/Fund] - Portfolio Managers” in the Prospectuses for the following Funds.

AB Tax-Managed All Market Income Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer and Head of Multi-Asset Solutions and Chief Investment Officer of Dynamic Asset Allocation.

Karen Watkin; since 2020; Senior Vice President of the Adviser	Portfolio Manager for the Multi-Asset Solutions business in EMEA and Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity since prior to 2017.

EMMA

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Richard Cao; since November 2022; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a portfolio analyst, since prior to 2017.

Christian DiClementi; since 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Henry S. Mallari-D’Auria; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

AB All Market Income Portfolio

Fund and Responsible Group	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB All Market Income Portfolio Multi-Asset Solutions Team	Daniel J. Loewy; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017. He is also Chief Investment Officer and Head of Multi-Asset Solutions and Chief Investment Officer for Dynamic Asset Allocation.

	Karen Watkin; since 2021; Senior Vice President of the Adviser	Portfolio Manager for the Multi-Asset Solutions business in EMEA and Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2017.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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